Investment Contract Liabilities - Summary of Changes in Investment Contract Liabilities Measured at Amortized Cost (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investment Contract Liabilities [Line Items]
Beginning balance	CAD 3,275
Ending balance	3,126	CAD 3,275
Amortized cost [Member]
Disclosure of Investment Contract Liabilities [Line Items]
Beginning balance	2,644	2,712
Policy deposits	68	112
Interest	100	100
Withdrawals	(232)	(235)
Fees	(1)	(1)
Other	(1)	1
Impact of changes in foreign exchange rates	(91)	(45)
Ending balance	CAD 2,487	CAD 2,644